Income Taxes - Income tax reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Provision for Income Taxes Reconciliation
Provision for income taxes	$ 24,220	$ 142,965	$ 138,344	$ 1,253,934	$ 1,319,280	$ 362,282
Angel Studios, Inc. CIK: 0001671941
Provision for Income Taxes Reconciliation
Federal income tax at statutory rates					1,326,085	(3,016,213)
State income tax at statutory rates					(228,939)	(422,908)
DTA adjustment					(115,470)
Change in valuation allowance					(2,348,227)	2,348,227
Federal tax credits					(1,216,878)
Other					(114,006)	325,709
Provision for income taxes	$ (80,099)	$ (897,581)	$ (4,483,167)	$ (897,581)	$ (2,697,435)	$ (765,185)